Business Combination - Summary of Common Stock Outstanding After Consummation of Business Combination and PIPE Financing Transactions (Parenthetical) (Details)	Aug. 10, 2021
Tango Therapeutics, Inc [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Share conversion ratio	1